Intangible Assets - Schedule of Future Amortization Expense of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2026 (remaining 6 months)	$ 4,000,000
2027	8,000,000	$ 7,857,357
2028	7,917,000	7,857,357
2029	7,800,000	7,774,024
2030	5,644,000	7,657,357
Thereafter	4,531,000	5,577,774
Future amortization expense	$ 37,892,000	$ 41,437,559